NORTHERN LIGHTS FUND TRUST

January 29, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	13D Activist Fund
Ascendant Deep Value Bond Fund
Ascendant Tactical Yield Fund
Deer Park Total Return Credit Fund
Grant Park Multi Alternative Strategies Fund
Patriot Fund
Princeton Premium Fund
Probabilities Fund
Sierra Tactical All Asset Fund
Sierra Tactical Bond Fund
Sierra Tactical Core Income Fund
Sierra Tactical Municipal Fund

Post-Effective Amendment No. 1248, 1249, 1250, 1251, 1252, 1253, 1254, 1255 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of 13D Activist Fund, Ascendant Deep Value Bond Fund, Ascendant Tactical Yield Fund, Deer Park Total Return Credit Fund, Grant Park Multi Alternative Strategies Fund, Patriot Fund, Princeton Premium Fund, Probabilities Fund, Sierra Tactical All Asset Fund, Sierra Tactical Bond Fund, Sierra Tactical Core Income Fund and Sierra Tactical Municipal Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
13D Activist Fund	1249	0001580642-20-000347	January 24, 2020
Ascendant Deep Value Bond Fund	1250	0001580642-20-000366	January 27, 2020
Ascendant Tactical Yield Fund	1250	0001580642-20-000366	January 27, 2020
Deer Park Total Return Credit Fund	1254	0001580642-20-000411	January 28, 2020
Grant Park Multi Alternative Strategies Fund	1248	0001580642-20-000332	January 24, 2020
Patriot Fund	1251	0001580642-20-000372	January 27, 2020
Princeton Premium Fund	1255	0001580642-20-000412	January 28, 2020
Probabilities Fund	1252	0001580642-20-000386	January 27, 2020
Sierra Tactical All Asset Fund	1253	0001580642-20-000387	January 27, 2020
Sierra Tactical Bond Fund	1253	0001580642-20-000387	January 27, 2020
Sierra Tactical Core Income Fund	1253	0001580642-20-000387	January 27, 2020
Sierra Tactical Municipal Fund	1253	0001580642-20-000387	January 27, 2020

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

/s/ Stephanie Shearer

Very truly yours,

Stephanie Shearer

Secretary